As filed with the Securities and Exchange Commission on October 27, 2005

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan St.
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Eric M. Banhazl
Advisors Series Trust
2020 East Financial Way, Suite 100
Glendora, CA 91741
(Name and address of agent for service)

(414) 765-5340
(Registrant's telephone number, including area code)

Date of fiscal year end: November 30, 2005

Date of reporting period: August 31, 2005

Item 1. Schedule of Investments.

PIA BBB BOND FUND
Schedule of Investments - August 31, 2005 (Unaudited)

Principal
Amount			Value

	CORPORATE BONDS & NOTES	95.3%

	Aerospace/Defense	3.1%
$ 502,000	Lockheed Martin Corp.
	7.75%, due 5/1/26		$663,747
495,000	Northrup Grumman Corp.
	7.75%, due 2/15/31		668,453
512,000	Raytheon Co.
	8.30%, due 3/1/10		588,783
			1,920,983

	Auto Manufacturers	3.1%
1,770,000	DaimlerChrysler NA Holding Corp.
	7.30%, due 1/15/12		1,972,821

	Building Materials	0.8%
500,000	Masco Corp.
	5.875%, due 7/15/12		535,090

	Casino Hotels	1.0%
600,000	Harrah's Operating Co., Inc.
	5.50%, due 7/1/10		616,927

	Chemicals	1.0%
500,000	Eastman Chemical Co.
	7.25%, due 1/15/24		599,959

	Commercial Services	1.0%
523,000	Cendant Corp.
	7.375%, due 1/15/13		599,549

	Construction	1.8%
575,000	Centex Corp.
	5.25%, due 6/15/15		567,811
590,000	Pulte Homes, Inc.
	6.375%, due 5/15/33		589,307
			1,157,118

	Diversified Financial Services	6.8%
525,000	Capital One Bank
	5.75%, due 9/15/10		553,090
1,610,000	Ford Motor Credit Co.
	6.50%, due 1/25/07		1,624,802
815,000	Ford Motor Credit Co.
	7.375%, due 2/1/11		804,522
750,000	Ford Motor Credit Co.
	7.00%, due 10/1/13		720,048
495,000	MBNA Corp.
	7.50%, due 3/15/12		574,828
			4,277,290

	Diversified Manufacturing	1.1%
645,000	Tyco International Group SA
	6.00%, due 11/15/13		698,452

	Electric Utilities	14.7%
500,000	AEP Texas Central Co.
	6.65%, due 2/15/33		584,578
455,000	Cincinnati Gas & Electric Co.
	5.70%, due 9/15/12		482,173
450,000	Constellation Energy Group
	7.60%, due 4/1/32		574,830
785,000	Dominion Resources, Inc.
	8.125%, due 6/15/10		900,920
500,000	DTE Energy Co.
	7.05%, due 6/1/11		556,069
900,000	Duke Energy Corp.
	6.45%, due 10/15/32		1,016,360
550,000	Exelon Corp.
	6.75%, due 5/1/11		607,022
500,000	MidAmerican Energy Holdings Co.
	3.50%, due 5/15/08		488,808
500,000	NiSource Finance Corp.
	7.875%, due 11/15/10		571,140
485,000	Pacific Gas & Electric
	6.05%, due 3/1/34		532,534
630,000	Pepco Holdings, Inc.
	5.50%, due 8/15/07		642,638
523,000	Progress Energy, Inc.
	7.10%, due 3/1/11		577,974
378,000	PSEG Power, LLC
	8.625%, due 4/15/31		523,736
560,000	Southern California Edison Co.
	6.00%, due 1/15/34		628,357
500,000	XCEL Energy, Inc.
	7.00%, due 12/1/10		555,009
			9,242,148

	Environmental Control	1.0%
514,000	Waste Management, Inc.
	7.75%, due 5/15/32		661,374

	Food	6.9%
527,000	Albertson's, Inc.
	7.45%, due 8/1/29		595,286
500,000	Conagra Foods, Inc.
	7.875%, due 9/15/10		567,294
600,000	General Mills, Inc.
	3.875%, due 11/30/07		593,778
850,000	Kraft Foods, Inc.
	5.25%, due 6/1/07		863,739
617,000	Kroger Co.
	6.20%, due 6/15/12		661,352
350,000	Safeway, Inc.
	6.50%, due 3/1/11		375,696
550,000	Tyson Foods, Inc.
	8.25%, due 10/1/11		648,488
			4,305,633

	Forest Products & Paper	3.2%
530,000	International Paper Co.
	6.75%, due 9/1/11		584,520
450,000	Westvaco Corp.
	8.20%, due 1/15/30		583,867
800,000	Weyerhaeuser Co.
	5.95%, due 11/1/08		836,260
			2,004,647

	Media	9.8%
625,000	Clear Channel Communications, Inc.
	4.25%, due 5/15/09		610,179
1,057,000	Comcast Cable Communications, Inc.
	6.20%, due 11/15/08		1,111,100
600,000	Comcast Corp.
	7.05%, due 3/15/33		702,124
600,000	Cox Communications, Inc.
	7.125%, due 10/1/12		671,476
515,000	News America, Inc.
	6.625%, due 1/9/08		540,202
800,000	Time Warner, Inc.
	6.75%, due 4/15/11		878,783
960,000	Time Warner, Inc.
	6.875%, due 6/15/18		1,090,123
450,000	Walt Disney Co.
	7.00%, due 3/1/32		557,847
			6,161,834

	Medical - HMO	1.0%
550,000	WellPoint, Inc.
	6.80%, due 8/1/12		617,400

	Mining	1.0%
600,000	Alcan, Inc.
	4.875%, due 9/15/12		606,555

	Oil & Gas	10.5%
525,000	Anadarko Finance Co.
	6.75%, due 5/1/11		579,350
500,000	Burlington Resources
	7.20%, due 8/15/31		627,684
500,000	Canadian Natural Resources
	4.90%, due 12/1/14		503,956
524,000	Devon Financing Corp., U.L.C.
	6.875%, due 9/30/11		586,927
542,000	Marathon Oil Corp.
	6.80%, due 3/15/32		645,286
725,000	Pemex Master Trust
	7.875%, due 2/1/09		794,238
350,000	Pemex Master Trust
	7.375%, due 12/15/14		395,675
504,000	Transocean, Inc.
	7.50%, due 4/15/31		662,233
525,000	Union Oil Co. of California
	7.35%, due 6/15/09		577,255
504,000	Valero Energy Corp.
	7.50%, due 4/15/32		632,740
550,000	XTO Energy, Inc.
	5.00%, due 1/31/15		552,225
			6,557,569

	Pipelines	2.1%
600,000	CenterPoint Energy, Inc.
	7.75%, due 2/15/11		688,838
585,000	Kinder Morgan, Inc.
	6.80%, due 3/1/08		616,464
			1,305,302

	Real Estate Investment Trusts	4.4%
711,000	EOP Operating LP
	7.75%, due 11/15/07		759,147
582,000	ERP Operating LP
	6.95%, due 3/2/11		643,817
423,000	Healthcare Realty Trust
	8.125%, due 5/1/11		480,786
300,000	Hospitality Properties
	6.75%, due 2/15/13		328,614
545,000	Simon Property Group LP
	6.375%, due 11/15/07		565,773
			2,778,137

	Restaurants	1.0%
500,000	YUM! Brands, Inc.
	8.875%, due 4/15/11		602,824

	Retail	1.8%
545,000	Federated Department Stores, Inc.
	6.90%, due 4/1/29		627,252
500,000	Limited Brands, Inc.
	5.25%, due 11/1/14		482,533
			1,109,785

	Savings & Loans	0.9%
585,000	Washington Mutual, Inc.
	4.625%, due 4/1/14		569,642

	Sovereign	6.2%
950,000	United Mexican States
	10.375%, due 2/17/09		1,127,650
1,050,000	United Mexican States
	5.875%, due 1/15/14		1,099,875
1,425,000	United Mexican States
	7.50%, due 4/8/33		1,670,813
			3,898,338

	Telecommunications	6.5%
175,000	AT&T Wireless Services, Inc.
	8.375%, due 3/15/13		211,758
430,000	CenturyTel, Inc.
	8.375%, due 10/15/10		493,865
495,000	Koninklijke KPN NV
	8.00%, due 10/1/10		572,510
420,000	Motorola, Inc.
	7.625%, due 11/15/10		485,612
1,360,000	Sprint Capital Corp.
	7.625%, due 1/30/11		1,556,120
725,000	Telecom Italia Capital
	5.25%, due 11/15/13		737,883
			4,057,748

	Transportation	4.6%
550,000	Burlington Northern Santa Fe
	6.75%, due 7/15/11		609,752
398,000	CSX Corp.
	7.95%, due 5/1/27		530,650
560,000	FedEx Corp.
	3.50%, due 4/1/09		544,646
500,000	Norfolk Southern Corp.
	7.05%, due 5/1/37		628,593
600,000	Union Pacific Corp.
	3.625%, due 6/1/10		575,511
			2,889,152

	Total Corporate Bonds & Notes (cost $58,383,801)		59,746,277

	U.S. GOVERNMENT INSTRUMENTALITIES	2.7%

	U.S. Treasury Bonds	1.3%
720,000	U.S. Treasury Bond
	5.375%, due 2/15/31		844,369

	U.S. Treasury Notes	1.4%
305,000	U.S. Treasury Note
	3.75%, due 5/15/08		304,345
540,000	U.S. Treasury Note
	4.75%, due 5/15/14		569,004
			873,349

	Total U.S. Government Instrumentalities (cost $1,706,368)		1,717,718

Shares/
Principal Amount			Value

	SHORT-TERM INVESTMENTS	3.4%

10,668	AIM STIT - Treasury Portfolio		10,668
$ 2,140,000	FHLB Discount Note
	Zero coupon bond to yield
	2.65%, due 9/1/05		2,140,000

	Total Short-Term Investments (cost $2,150,668)		2,150,668

	Total Investments (cost $62,240,837)	101.4%	63,614,663
	Liabilities less Other Assets	(1.4)%	(901,779)
	TOTAL NET ASSETS	100.0%	$62,712,884

PIA SHORT-TERM GOVERNMENT SECURITIES FUND
Schedule of Investments - August 31, 2005 (Unaudited)

Principal
Amount			Value

	MORTGAGE-BACKED SECURITIES	26.7%

	Private	0.2%
$ 97,935	Prudential Home Mortgage Securities
	7.50%, due 3/25/08		$98,014

	U.S. Government Agencies	26.5%
73,921	FHLMC ARM Pool 755204
	4.703%, due 8/1/15 *		74,812
65,641	FHLMC ARM Pool 845113
	4.563%, due 2/1/22 *		67,281
112,384	FHLMC ARM Pool 635206
	4.055%, due 10/1/22 *		113,748
42,483	FHLMC ARM Pool 845755
	4.517%, due 6/1/23 *		43,720
31,847	FHLMC ARM Pool 609231
	4.587%, due 2/1/24 *		32,708
1,624,797	FHLMC ARM Pool 785726
	4.315%, due 1/1/25 *		1,675,172
1,011,416	FHLMC ARM Pool 1C0009
	4.738%, due 2/1/32 *		1,018,067
775,651	FHLMC ARM Pool 1B0668
	3.951%, due 1/1/33 *		781,736
141,947	FNMA Pool 252500
	5.50%, due 6/1/06		143,297
78,390	FNMA Pool 415842
	11.00%, due 1/1/13		85,207
135,506	FNMA ARM Pool 555206
	5.126%, due 7/1/25 *		140,217
783,857	FNMA ARM Pool 424953
	4.572%, due 7/1/27 *		793,056
664,566	FNMA ARM Pool 556438
	4.898%, due 3/1/28 *		679,501
481,227	FNMA ARM Pool 508399
	4.523%, due 6/1/29 *		488,906
653,273	FNMA ARM Pool 562912
	4.64%, due 4/1/30 *		666,600
465,016	FNMA ARM Pool 556824
	5.173%, due 8/1/30 *		485,435
87,863	FNMA ARM Pool 551038
	4.46%, due 9/1/30 *		90,915
615,383	FNMA ARM Pool 670317
	4.681%, due 10/1/30 *		631,820
160,789	FNMA ARM Pool 592745
	5.54%, due 7/1/31 *		165,184
127,664	FNMA ARM Pool 597196
	4.191%, due 9/1/31 *		129,109
241,816	FNMA ARM Pool 610547
	5.377%, due 11/1/31 *		248,428
262,483	FNMA ARM Pool 629098
	4.846%, due 4/1/32 *		269,070
489,874	FNMA ARM Pool 670257
	4.121%, due 2/1/33 *		504,944
35,788	GNMA II ARM Pool 8871
	4.125%, due 11/20/21 *		36,344
249,426	GNMA II ARM Pool 8062
	4.125%, due 10/20/22 *		253,411
583,583	GNMA II ARM Pool 80011
	4.125%, due 11/20/26 *		593,930
123,627	GNMA II ARM Pool 80013
	4.125%, due 11/20/26 *		125,817
70,856	GNMA II ARM Pool 80021
	4.125%, due 12/20/26 *		72,004
42,249	GNMA II ARM Pool 80029
	4.375%, due 1/20/27 *		42,783
573,897	GNMA II ARM Pool 80094
	3.75%, due 7/20/27 *		583,455
812,453	GNMA II ARM Pool 80104
	3.75%, due 8/20/27 *		824,743
36,165	GNMA II ARM Pool 80122
	4.125%, due 10/20/27 *		36,816
341,115	GNMA II ARM Pool 80154
	4.375%, due 1/20/28 *		347,103
932,904	GNMA II ARM Pool 80331
	4.125%, due 10/20/29 *		947,809
196,310	GNMA II ARM Pool 80344
	4.125%, due 11/20/29 *		199,363
			13,392,511

	Total Mortgage-Backed Securities (cost $13,546,893)		13,490,525

	U.S. GOVERNMENT AGENCIES AND
	INSTRUMENTALITIES	56.9%

	U.S. Government Agencies	14.7%
1,500,000	FHLB
	2.875%, due 9/15/06		1,483,755
1,900,000	FNMA
	5.25%, due 6/15/06		1,919,262
1,350,000	FNMA
	4.375%, due 10/15/06		1,356,151
2,700,000	FNMA
	2.625%, due 11/15/06		2,657,656
			7,416,824

	U.S. Treasury Notes	42.2%
3,000,000	U.S. Treasury Note
	5.75%, due 11/15/05		3,013,947
3,350,000	U.S. Treasury Note
	2.25%, due 4/30/06		3,318,071
3,570,000	U.S. Treasury Note
	2.75%, due 6/30/06		3,541,276
5,000,000	U.S. Treasury Note
	2.50%, due 9/30/06		4,933,400
5,500,000	U.S. Treasury Note
	2.50%, due 10/31/06		5,420,723
1,120,000	U.S. Treasury Note
	3.125%, due 1/31/07		1,109,588
			21,337,005

	Total U.S. Government Agencies and
	Instrumentalities (cost $28,891,763)		28,753,829

Shares/
Principal Amount			Value

	SHORT-TERM INVESTMENTS	15.9%

6,468	AIM STIT - Treasury Portfolio		6,468
$ 1,812,000	FHLB Discount Note
	Zero coupon bond to yield
	2.65%, due 9/1/05		1,812,000
2,000,000	FHLB Discount Note
	Zero coupon bond to yield
	3.43%, due 9/16/05		1,997,142
4,200,000	FNMA Discount Note
	Zero coupon bond to yield
	3.40%, due 9/12/05		4,195,637

	Total Short-Term Investments (cost $8,011,247)		8,011,247

	Total Investments (cost $50,449,903)	99.5%	50,255,601
	Other Assets less Liabilities	0.5%	273,897
	TOTAL NET ASSETS	100.0%	$50,529,498

* Variable rate note. Rate shown reflects the rate in effect at August 31, 2005.

PIA TOTAL RETURN BOND FUND
Schedule of Investments - August 31, 2005 (Unaudited)

Principal
Amount			Value

	CORPORATE BONDS & NOTES	22.7%
	Aerospace / Defense	3.6%
$ 150,000	Boeing Capital Corp.
	5.75%, due 2/15/07		$153,358
175,000	Lockheed Martin Corp.
	8.20%, due 12/1/09		201,171
94,000	Raytheon Co.
	6.75%, due 8/15/07		97,993
100,000	United Technologies Corp.
	7.50%, due 9/15/29		132,769
			585,291

	Banks	0.9%
150,000	Bank of America Corp.
	4.75%, due 10/15/06		150,888

	Diversified Financial Services	3.0%
150,000	Citigroup, Inc.
	5.00%, due 3/6/07		151,952
150,000	General Electric Capital Corp.
	4.375%, due 11/21/11		149,070
170,000	Morgan Stanley
	6.60%, due 4/1/12		188,318
			489,340

	Diversified Manufacturing	1.4%
200,000	Tyco International Group SA
	6.75%, due 2/15/11		220,498

	Electric Utilities	0.7%
90,000	Southern California Edison Co.
	6.65%, due 4/1/29		106,049

	Food	0.5%
75,000	Albertson's, Inc.
	7.45%, due 8/1/29		84,718

	Media	1.9%
190,000	Belo Corp.
	8.00%, due 11/1/08		205,331
85,000	Time Warner, Inc.
	7.625%, due 4/15/31		103,925
			309,256

	Mining	1.1%
160,000	Alcoa, Inc.
	6.50%, due 6/1/11		176,622

	Real Estate Investment Trusts	4.1%
200,000	EOP Operating LP
	7.00%, due 7/15/11		222,375
175,000	Health Care Property Investors, Inc.
	6.45%, due 6/25/12		189,594
205,000	Prologis Trust
	7.625%, due 7/1/17		246,579
			658,548

	Retail	1.4%
200,000	Staples, Inc.
	7.375%, due 10/1/12		230,607

	Savings & Loans	1.1%
180,000	Washington Mutual, Inc.
	4.375%, due 1/15/08		180,072

	Telecommunications	3.0%
150,000	Bellsouth Capital Funding
	7.875%, due 2/15/30		193,833
97,000	Comcast Cable Communications Holdings, Inc.
	8.375%, due 3/15/13		117,374
130,000	Verizon Global Funding Corp.
	7.75%, due 12/1/30		166,793
			478,000

	Total Corporate Bonds & Notes (cost $3,485,172)		3,669,889

	MORTGAGE-BACKED SECURITIES	26.7%
	Collateralized Mortgage Obligations	0.0%
16,178	FHLMC Series 1387 S
	7.625%, due 10/15/07* †		96
364	FNMA Series 1992-12 SA
	11.6428%, due 1/25/22*		390
			486

	U.S. Government Mortgage-Backed Securities	26.7%
727,282	FHLMC Pool B10834
	4.50%, due 11/1/18		722,720
324,169	FHLMC Pool B11934
	4.50%, due 1/1/19		322,136
670,000	FHLMC Pool B19744
	4.50%, due 8/1/20		665,234
506,837	FHLMC Pool G08004
	5.00%, due 8/1/34		504,095
325,166	FHLMC Pool A27698
	5.00%, due 10/1/34		323,408
347,405	FNMA Pool 555285
	6.00%, due 3/1/33		356,042
951,336	FNMA Pool 748710
	5.50%, due 10/1/33		962,298
448,839	GNMA Pool 623405
	5.50%, due 3/15/34		457,971
			4,313,904

	Total Mortgage-Backed Securities (cost $4,312,613)		4,314,390

	U.S. GOVERNMENT AGENCIES AND
	INSTRUMENTALITIES	44.3%

	U.S. Government Agencies	4.0%
630,000	FNMA
	4.625%, due 10/15/13		645,243

	U.S. Treasury Bonds	7.2%
330,000	U.S. Treasury Bond
	8.125%, due 8/15/19		464,436
590,000	U.S. Treasury Bond
	5.375%, due 2/15/31		691,914
			1,156,350

	U.S. Treasury Notes	33.1%
3,250,000	U.S. Treasury Note
	2.25%, due 2/15/07		3,179,416
1,900,000	U.S. Treasury Note
	4.125%, due 8/15/10		1,922,118
240,000	U.S. Treasury Note
	4.125%, due 5/15/15		241,622
			5,343,156
	Total U.S. Government Agencies and
	Instrumentalities (cost $7,099,393)		7,144,749

	RIGHTS	0.0%

1	Global Crossing North America, Inc.
	Liquidating Trust # Ω (cost $0)		—

Shares/
Principal Amount			Value

	SHORT-TERM INVESTMENTS	5.7%

3,219	AIM STIT - Treasury Portfolio		3,219
97	Fidelity Institutional Government Portfolio		97
$ 923,000	FHLB Discount Note
	Zero coupon bond to yield
	2.65%, due 9/1/05		923,000

	Total Short-Term Investments (cost $926,316)		926,316

	Total Investments (cost $15,823,494)	99.4%	16,055,344
	Other Assets less Liabilities	0.6%	92,533
	TOTAL NET ASSETS	100.0%	$16,147,877

* Variable rate note. Rate shown reflects the rate in effect at August 31, 2005.
# Restricted security. The interest in the liquidating trust was acquired through a distribution on December 9, 2003. As of August 31, 2005, the security had a cost and value of $0 (0.0% of net assets).

Ω Valued at a fair value in accordance with procedures established by the Fund's Board of Trustees.
† Interest only security.

For certain federal income tax information, as well as other information regarding securities valuation and other significant accounting policies, please refer to the footnotes to the Fund’s most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Advisors Series Trust

By (Signature and Title)/s/ Eric M. Banhazl
Eric M. Banhazl, President

Date 10/24/05

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Eric M. Banhazl
Eric M. Banhazl, President

Date 10/24/05

By (Signature and Title)* /s/ Douglas G. Hess
Douglas G. Hess, Treasurer

Date 10/24/05

* Print the name and title of each signing officer under his or her signature.